Transactions with Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties
Transactions with Related Parties:
4. Transactions with Related Parties:
The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed consolidated statements of operations are as follows:
	December 31, 2014	June 30, 2015
Balance Sheet
Due to related party - Cardiff Tankers Inc.	$(266)	$(220)
Due to related party - Fabiana Services S.A.	(1,000)	-
Due to related party - Vivid Finance Limited	(164)	-
Due to related party - Cardiff Drilling Inc.	(4,287)	-
Due to related party - Azara Services S.A.	(4,000)	-
Due to related party - Basset Holding Inc.	(3,000)	-
Due to an affiliate company - Ocean Rig UDW Inc.	-	(78,306)
Due to related party - Deposits for vessel sales	-	(49,000)
Due to related party - Total	$(12,717)	$(127,526)

Due from related party - TMS Bulkers Ltd.	28,318	28,395
Due from related party - TMS Tankers Ltd.	9,903	11,100

Due from related party - Total	$38,221	$39,495

Advances for drillships under construction - Cardiff Drilling Inc., for the year/period	1,546	-
Vessels, net -TMS Bulkers Ltd./ TMS Tankers Ltd., for the year/period	530	-
Drilling rigs, drillships, machinery and equipment, net -Cardiff Drilling Inc., for the year/period	2,885	-

	Six-month period ended June 30,
Statement of Operations	2014	2015
Service revenues, net - Cardiff Drilling Inc.	$7,729	$7,366
Voyage expenses - TMS Tankers Ltd.	(982)	(1,297)
Voyage expenses - TMS Bulkers Ltd.	(1,401)	(1,165)
Voyage expenses - Cardiff Tankers Inc.	(982)	(1,297)

General and administrative expenses:
- Consultancy fees - Fabiana Services S.A.	(1,854)	(1,500)
- Management fees - TMS Tankers Ltd.	(4,354)	(3,688)
- Management fees - TMS Bulkers Ltd.	(14,742)	(12,683)
- Consultancy fees - Vivid Finance Limited	(5,922)	(1,887)
- Consultancy fees - Azara Services S.A.	(1,250)	(1,092)
- Consultancy fees - Basset Holdings Inc.	(616)	(2,468)
- Amortization of DryShips CEO stock based compensation	(2,924)	(3,328)
- Amortization of Ocean Rig's CEO stock based compensation	$(653)	$(1,395)

         (Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.:
Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010, and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers") (together, TMS Bulkers and TMS Tankers are hereinafter referred to as the "Managers"). The Managers are beneficially owned by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer.
TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, the same fee as was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010, of Euro 1,500 ($1,678 based on the Euro/U.S. Dollar exchange rate at June 30, 2015) per vessel per day, which is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 ($1,729 based on the Euro/U.S. Dollar exchange rate at June 30, 2015). Effective January 1, 2015, the fixed management fee was adjusted by 3% to Euro 1,591 ($1,780 based on the Euro/U.S. Dollar exchange rate at June 30, 2015).
If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $559 based on the Euro/U.S. Dollar exchange rate at June 30, 2015) per day.
TMS Tankers provides comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($1,902 based on the Euro/U.S. Dollar exchange rate at June 30, 2015), payable in equal monthly installments in advance and may automatically be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751 ($1,959 based on the Euro/U.S. Dollar exchange rate at June 30, 2015). Effective January 1, 2015, the fixed management fee was adjusted by 3% to Euro 1,804 ($2,018 based on the Euro/U.S. Dollar exchange rate at June 30, 2015). TMS Tankers is entitled to a construction supervisory fee of 10% of the budgeted supervision cost for the vessels under construction, payable up front in lieu of the fixed management fee.
Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.
In the event that the management agreements are terminated for any reason other than a default by the Managers or change of control of the Company's ownership, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination.
In the event of a change of control of the Company's ownership, the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.
Each management agreement has an initial term of five years and will be automatically renewed for a five-year period and thereafter extended in five-year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.
Transactions with TMS Bulkers and TMS Tankers in Euros were settled on the basis of the average U.S. Dollar rate on the invoice date.
George Economou: As the Company's Chairman, President, Chief Executive Officer and principal shareholder, with a 17.6% shareholding as of June 30, 2015, Mr. George Economou has the ability to exert influence over the operations of the Company. On April 30, 2015, the Company entered into ten Memoranda of Agreement with entities controlled by Mr. George Economou for the sale of four Suezmax tankers and six Aframax tankers (Note 7). On June 8, 2015, Ocean Rig successfully completed the offering of 28,571,428 shares of its common stock, par value $0.01 per share, at a price of $7.00 per share. As part of the offering, Mr. George Economou, has purchased $10,000, or 1,428,571 shares, of common stock in the offering at the public offering price. As of June 30, 2015, Mr. George Economou has a 4.7% shareholding in Ocean Rig.
Cardiff Marine Inc: On January 2, 2014, the Company entered into an agreement with certain clients of Cardiff, a company controlled by Mr. George Economou, for the grant of seven rights of first refusal to acquire seven Newcastlemax newbuildings, should they wish to sell these vessels at some point in the future. The Company may exercise any one, several or all of the rights. Each right is valid until one day before the contractual date of delivery of each vessel. These newbuildings are scheduled for delivery between the fourth quarter of 2015 and the fourth quarter of 2016.
Cardiff Drilling Inc: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig, the Company's affiliate, entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling") a company controlled by Mr. George Economou, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by Ocean Rig. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provides consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of Ocean Rig and its subsidiaries; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of Ocean Rig and its subsidiaries. In consideration of such services, Ocean Rig will pay Cardiff Drilling a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement are expensed in the unaudited interim condensed consolidated statements of operations or capitalized as a component of "Advances for drillships under construction and related costs" being a directly attributable cost to the construction, as applicable.
Transactions with Cardiff Drilling in Euros were settled on the basis of the average USD rate on the invoice date.
Fabiana Services S.A.: Under the consultancy agreements effective from February 3, 2008, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Republic of the Marshall Islands, Fabiana provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of the Company.
On January 12, 2011, the Compensation Committee approved a $4,000 bonus and 9,000,000 shares of the Company's common stock payable to Fabiana for the provision of the services of the Company's Chief Executive Officer Mr. George Economou during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares to vest annually on December 31, 2011 through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share.
On August 20, 2013, the Compensation Committee approved that a bonus in the form of 1,000,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2012. The shares vest over a period of two years with 333,334 shares vesting on the grant date, 333,333 shares vesting on August 20, 2014, and 333,333 vesting on August 20, 2015. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $2.01 per share.
On August 19, 2014, the Compensation Committee approved that a bonus in the form of 1,200,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years with 400,000 shares vesting on December 31, 2014, 400,000 shares vesting on December 31, 2015, and 400,000 vesting on December 31, 2016. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $3.26 per share.
On December 30, 2014, the Compensation Committee approved that a bonus in the form of 2,100,000 shares of the Company's common stock, with par value $0.01, and a cash bonus of $1,000 be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years with 700,000 shares vesting on December 31, 2015, 700,000 shares vesting on December 31, 2016, and 700,000 shares vesting on December 31, 2017. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $1.07 per share. The shares were issued during the first quarter of 2015.
Azara Services S.A.: Under the consultancy agreement entered on September 9, 2013 and effective from January 1, 2013, between one of the wholly owned subsidiaries of Ocean Rig, and Azara Services S.A. ("Azara"), a related party entity incorporated in the Republic of the Marshall Islands, Azara provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of Ocean Rig. The annual remuneration to be awarded to Azara under the consultancy agreement is $2,500 in cash.
On August 20, 2013, Ocean Rig's Compensation Committee approved a sign-on bonus of $2,500 cash and 150,000 shares of Ocean Rig's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of Ocean Rig. The shares vest over a period of two years with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014, and 50,000 vesting on August 20, 2015. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.56 per share.
On August 19, 2014, Ocean Rig's Compensation Committee approved a bonus in the form of $2,500 cash and 150,000 shares of Ocean Rig's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of Ocean Rig, rendered during 2013. The shares vest over a period of three years with 50,000 shares vesting on December 31, 2014, 50,000 shares vesting on December 31, 2015 and, 50,000 vesting on December 31, 2016. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $18.37 per share.
On December 30, 2014, Ocean Rig's Compensation Committee approved a bonus in the form of $4,000 cash and 300,000 shares of Ocean Rig's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer, rendered during 2014. The shares vest over a period of three years with 100,000 shares vesting on December 31, 2015, 100,000 shares vesting on December 31, 2016, and 100,000 vesting on December 31, 2017. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of Ocean Rig shares on the grant date of $9.46 per share.
Basset Holdings Inc.: Under the consultancy agreement effective from January 1, 2015, between the Company and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of the Company. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.45 million ($0.50 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2015) and includes a sign on bonus of $2,000.
Under the Consultancy Agreement effective from June 1, 2012, between a wholly owned subsidiary of Ocean Rig and Basset, a related party entity incorporated in the Republic of the Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement was Euro 0.9 million ($1.0 million based on the Euro/U.S. Dollar exchange rate at June 30, 2015). Effective January 1, 2015, the annual remuneration was reduced to Euro 0.45 million ($0.50 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2015).
On August 20, 2013, August 19, 2014 and December 30, 2014, the Compensation Committee of Ocean Rig approved that a cash bonus of $3,000, $4,000 and $3,000, respectively be paid to Basset for the contribution of Mr. Anthony Kandylidis for Executive Vice President's services.
Basset is also the owner of 114,286 shares of Ocean Rig's common stock, as of June 30, 2015.
Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the Company's Executive Vice President, Mr. Antony Kandylidis, is the owner of 1,570,226 shares of Ocean Rig's common stock, as of June 30, 2015.
Cardiff Tankers Inc.: Under certain charter agreements for the Company's tankers, Cardiff Tankers Inc. ("Cardiff Tankers"), a related party entity incorporated in the Republic of the Marshall Islands, provides services related to the sourcing, negotiation and execution of charters, for which it is entitled to a 1.25% commission on charter hire earned by those tankers.
Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between the Company and Vivid Finance Limited ("Vivid"), a company controlled by Mr. George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments, and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; or (ii) at any time by the mutual agreement of the parties.
Effective January 1, 2013, the Company amended its agreement with Vivid to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries.  In essence, post-amendment, the consultancy agreement between DryShips and Vivid is in effect for the Company's tanker and drybulk shipping segments only.
Effective January 1, 2013, Ocean Rig Management, a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, Ocean Rig is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided by Vivid in respect of Ocean Rig's offshore drilling business, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips.
Ocean Rig UDW Inc.: On November 18, 2014, the Company entered into a $120,000 unsecured facility with Ocean Rig. The loan from Ocean Rig to the Company bears interest at a LIBOR plus margin rate and is due in May 2016. Ocean Rig has the option to exchange this loan for its common shares owned by the Company at a fixed price per share, provided the Company's $200,000 Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception. The above terms were amended with relevant supplemental agreements on Company's $200,000 Secured Bridge Credit facility. On June 4, 2015, the Company and Ocean Rig signed an amendment under the $120,000 unsecured facility to, among other things, partially exchange $40,000 of the loan for 4,444,444 of Ocean Rig's shares owned by the Company, amend the interest of the loan and pledge an amount of 20,555,556 of Ocean Rig shares owned by the Company. During the six-month period ended June 30, 2015, the Company incurred interest and amortization expense amounting to $816 under this loan agreement. On July 30, 2015, the Company has reached an agreement with Ocean Rig to exchange the remaining outstanding balance of $80,000 owed to Ocean Rig under the $120,000 Exchangeable Promissory Note, for 17,777,778 shares of Ocean Rig owned by the Company.
Dividends
On February 24, 2015, Ocean Rigs' Board of Directors declared its fourth quarterly cash dividend with respect to the quarter ended December 31, 2014, of $0.19 per common share, to Ocean Rig shareholders of record as of March 10, 2015. The dividend was paid in March 2015.
On May 6, 2015, Ocean Rig's Board of Directors declared its fifth quarterly cash dividend with respect to the quarter ended March 31, 2015, of $0.19 per common share, to Ocean Rig shareholders of record as of May 22, 2015. The dividend was paid in May 2015.
During the six-month period ended June 30, 2015, the Company received dividends of $29,755 from Ocean Rig.
On July 30, 2015, Ocean Rig's Board of Directors decided to suspend its quarterly dividend until market conditions improve.